Document and Entity Information	Oct. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001764974
Document Type	8-K
Document Period End Date	Oct. 09, 2024
Entity Registrant Name	Turnstone Biologics Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41747
Entity Tax Identification Number	83-2909368
Entity Address, Address Line One	9310 Athena Circle
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(347)
Local Phone Number	897-5988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TSBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false